Other Receivables	12 Months Ended
Jun. 30, 2022
Other Receivables Net [Abstract]
Other receivables

Note 6 – Other receivables

Other receivables consisted of the following:

	June 30, 2022	June 30, 2021
Rent deposit	$-	$8,900
Receivable from sale of equipment	6,819,050	-
Other receivables	$6,819,050	$8,900